U.S. SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

	Read instructions at end of Form before preparing
Form.
	Please print or type.



1.	Name and address of issuer: Prudential
High Yield Total Return Fund, Inc., 100
Mulberry Street, Gateway Center Three,
Newark, New Jersey 07102-4077.

2.  Name of each series or class of securities
for which this Form is filed (If the Form
is being filed for all series and  classes
of securities of the issuer, check the box
but   do not list series or classes):

		[X]


3.	Investment Company Act File Number:  811-
08101.
Securities Act File Number: 333-23593.

4(a).Last day of fiscal year for which this Form is filed: March 31, 2001.

	 (b).[ ] Check box if this Form is being filed late(i.e., more than 90 calendar days after the end of the issuers fiscal year). (See Instruction
A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).[ ] Check box if this is the last time the
issuer will be      filing this Form

     5.	Calculation of registration fee:

    (i)	Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):				   $27,771,714

   (ii)	Aggregate price of securities
redeemed
or repurchased during the fiscal
year:

  $38,696,150


	  (iii)	Aggregate price of securities
redeemed
or repurchased during any prior
fiscal
year ending no earlier than October
11,
1995 that were not previously used to
reduce registration fees payable to
the
Commission:	 						$22,824,472

(iv)	Total available redemption credits
			[add Items 5(ii) and 5(iii):			$61,520,622

(v)	Net sales - If Item 5(i) is greater
			than Item 5(iv) [subtract Item 5(iv)
			from Item 5(i)]:						$    0
(vi)  Redemption credits available for use
		   in future years
		   -if Item 5(i) is less than Item 5(iv)
		   [subtract Item 5(iv) from Item (5(i)]:	$(33,748,908)

(vii)  Multiplier for determining
registration
		   fee (See instruction C.9):				x   .000250

(viii)  Registration fee due [multiply Item
5(v)
		   by item 5(vii)] enter 0 if no fee
is
		   due.					 			=$    0

			6.	Prepaid Shares

		If the response to Item 5(i) was
determined by deducting 		an amount of
securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in
effect before October 11, 1997, then report the amount of
securities (number of shares or other units) deducted
here:
         . If there is a number of shares or
other units that were registered pursuant to
rule 24e-2 remaining unsold at the end of the
fiscal year for which this form is filed that
are available for use by the issuer in future fiscal
years, then state that number here:         .

	7.	Interest due - if this Form is being filed
    more than 90 days after the end of the of
    the issuers fiscal year (See Instruction
D):+$   0

 	8.	Total amount of the registration fee due
 		plus any interest due [line 5(viii)plus
 	line 7]:
	 	=$   0


 	9.	Date the registration fee and any interest
payment was
 		sent to the Commissions lockbox
depository:


 		Method of Delivery:

 				[ ] Wire Transfer
 				[ ] Mail or other means


 SIGNATURES

 This report has been signed below by the following
persons on 	  	  behalf of the issuer and in the
capacities and on the dates      	  indicated.

 By (Signature and Title	 /s/ Deborah A. Docs


 					 Secretary


 Date  June 15, 2001